Operating Revenue - Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Revenue
Revenues	$ 1,042,456	$ 1,014,110	$ 973,583
Australia-Asia
Operating Revenue
Revenues	503,628	532,800	519,759
Europe
Operating Revenue
Revenues	537,969	481,310	453,824
America
Operating Revenue
Revenues	859
Container vessels segment
Operating Revenue
Revenues	955,433	937,077	963,192
Container vessels segment | Australia-Asia
Operating Revenue
Revenues	430,689	465,176	511,021
Container vessels segment | Europe
Operating Revenue
Revenues	524,744	471,901	452,171
Drybulk vessels segment
Operating Revenue
Revenues	87,023	77,033	10,391
Drybulk vessels segment | Australia-Asia
Operating Revenue
Revenues	72,939	67,624	8,738
Drybulk vessels segment | Europe
Operating Revenue
Revenues	13,225	$ 9,409	$ 1,653
Drybulk vessels segment | America
Operating Revenue
Revenues	$ 859